Shareholder Report, Holdings (Details)	Sep. 30, 2025
Obra Defensive High Yield ETF [Member] | Goldman Sachs Financial Square Government Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Obra Defensive High Yield ETF [Member] | TransDigm Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Obra Defensive High Yield ETF [Member] | Caesars Entertainment Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Obra Defensive High Yield ETF [Member] | Advanced Drainage Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Obra Defensive High Yield ETF [Member] | Carnival Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Obra Defensive High Yield ETF [Member] | Vistra Operations Co LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Obra Defensive High Yield ETF [Member] | Nexstar Media Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Obra Defensive High Yield ETF [Member] | Iron Mountain Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Obra Defensive High Yield ETF [Member] | Aramark Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Obra Defensive High Yield ETF [Member] | Clean Harbors Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Obra Defensive High Yield ETF [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%
Obra Defensive High Yield ETF [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Obra Defensive High Yield ETF [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Obra Defensive High Yield ETF [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Obra Defensive High Yield ETF [Member] | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Obra Defensive High Yield ETF [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Obra Defensive High Yield ETF [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Obra Defensive High Yield ETF [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Obra Defensive High Yield ETF [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Obra Defensive High Yield ETF [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Obra High Grade Structured Products ETF [Member] | Goldman Sachs Financial Square Government Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Obra High Grade Structured Products ETF [Member] | Pagaya AI Debt Trust 2025-4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Obra High Grade Structured Products ETF [Member] | Hotwire Funding LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Obra High Grade Structured Products ETF [Member] | AGL CLO 30 Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Obra High Grade Structured Products ETF [Member] | GWT 2024-WLF2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Obra High Grade Structured Products ETF [Member] | Gracie Point International Funding 2025-1 LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Obra High Grade Structured Products ETF [Member] | Antares CLO 2021-1 Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Obra High Grade Structured Products ETF [Member] | Madison Park Funding LXI Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Obra High Grade Structured Products ETF [Member] | Ivy Hill Middle Market Credit Fund IX Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Obra High Grade Structured Products ETF [Member] | Gracie Point International Funding 2023-2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Obra High Grade Structured Products ETF [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.80%
Obra High Grade Structured Products ETF [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
Obra High Grade Structured Products ETF [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Obra High Grade Structured Products ETF [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Obra High Grade Structured Products ETF [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Obra Opportunistic Structured Products ETF [Member] | Pagaya AI Debt Trust 2025-4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Obra Opportunistic Structured Products ETF [Member] | Gracie Point International Funding 2025-1 LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Obra Opportunistic Structured Products ETF [Member] | BX Trust 2021-ARIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Obra Opportunistic Structured Products ETF [Member] | Marlette Funding Trust 2023-4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Obra Opportunistic Structured Products ETF [Member] | Obra CLO 2 Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Obra Opportunistic Structured Products ETF [Member] | Magnetite Xlii Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Obra Opportunistic Structured Products ETF [Member] | BX Trust 2021-ARIA 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Obra Opportunistic Structured Products ETF [Member] | Fontainebleau Miami Beach Mortgage Trust 2024-FBLU [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Obra Opportunistic Structured Products ETF [Member] | BHMS Commercial Mortgage Trust 2025-ATLS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Obra Opportunistic Structured Products ETF [Member] | Gracie Point International Funding 2024-1 LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Obra Opportunistic Structured Products ETF [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.30%
Obra Opportunistic Structured Products ETF [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%
Obra Opportunistic Structured Products ETF [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Obra Opportunistic Structured Products ETF [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Obra Opportunistic Structured Products ETF [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%